Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.
Basis of Presentation and General Information

Euroseas Ltd. was formed on
May 5, 2005
under the laws of the Republic of the Marshall Islands to consolidate the beneficial owners of the ship-owning companies in existence at that time. Euroseas Ltd, through its wholly owned vessel owning subsidiaries (collectively the "Company" or “Euroseas”) is engaged in the ocean transportation of containers through ownership and operation of containerships. Euroseas' common shares trade on the Nasdaq Capital Market under the ticker symbol “ESEA”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Management Company” or “Manager”), a corporation controlled by members of the Pittas family.  Eurobulk has an office in Greece located at
4
Messogiou & Evropis Street, Maroussi, Greece. The Manager provides the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services and executive management services, in consideration for fixed and variable fees (see Note
5
).

The Pittas family is the controlling shareholder of Friends Investment Company Inc., Containers Shareholders Trinity Ltd., Eurobulk Marine Holdings Inc. and Diamantis Shareholders Ltd. which, in turn, collectively own
62%
 of the Company's shares as of
June 30, 2020.

The accompanying unaudited condensed consolidated financial statements include the accounts of Euroseas Ltd., and its wholly owned vessel owning subsidiaries and should be read in conjunction with the audited consolidated financial statements for the year ended
December 31, 2019
as filed with the U.S. Securities and Exchange Commission ("SEC") on Form
20
-F on
April 30, 2020.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) for interim financial information. Accordingly, they do not
include all the information and notes required by US GAAP for complete financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the six
month period ended
June 30, 2020
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December 31, 2020.

As of
June 30, 2020,
the Company had a working capital deficit of
$9.8
million. For the
six
-month period ended
June 30, 2020,
the Company reported a net income of
$3.2
million and a net income attributable to common shareholders of
$2.9
million and generated net cash from operating activities of
$4.0
 million. The Company's cash balance amounted to
$1.3
million and cash in restricted and retention accounts amounted to
$2.6
million as of
June 30, 2020.
The Company intends to fund its working capital requirements and capital commitments via cash on hand and cash flows from operations, via the conversion of the related party loans to equity, as well as via the cash proceeds expected to be generated through the sale of certain of the Company's older vessels for scrap, in addition to the vessels already sold (refer Note
11
). In the event that these are
not
 sufficient, the Company
may
also use funds from debt refinancing and equity offerings if required, among other options. The Company believes it will have adequate funding through the sources described above and, accordingly, it believes it has the ability to continue as a going concern and finance its obligations as they come due over the next twelve
 months following the date of the issuance of these financial statements. Consequently, the interim condensed consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.